Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options
Schedule of Black-Scholes-Merton option valuation model assumptions

	2012	2011
Expected Life (Years)	7.63	6.13
Dividend yield	2.33%	2.58%
Interest rate	1.58%	1.39%
Volatility	47.30%	49.21%

Summary of option activity under stock option plans

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
				(in Thousands)
Options outstanding at December 31, 2011	844,721	$19.08
Plus: Options granted	42,500	17.14
Less:
Options exercised	4,865	10.49
Options expired	—	—
Options forfeited	87,479	19.08

Options outstanding at December 31, 2012	794,877	$19.03	3.77	$2,093

Options fully vested and exercisable at December 31, 2012	403,546	$23.60	1.78	$445

Schedule of other information pertaining to option activity

	Twelve Months Ended December 31,
	2012	2011	2010
Weighted average grant date fair value of stock options granted	$8.71	$5.51	$—
Total fair value of stock options vested	$524,000	$661,000	$551,000
Total intrinsic value of stock options exercised	$41,000	$27,000	$2,000